Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	2.22%	1.39%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	1.79%	0.80%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	2.22%	1.38%